                            [GRAPHIC APPEARS HERE]

        The Montgomery Funds(TM)


        Variable Series
--------------------------
        Small Cap Opportunities

        Semiannual Report
        June 30, 1999



                                                Invest wisely(R)

                                                     ---------------------------
                                                              Montgomery
                                                           Variable Series
                                                     ---------------------------
                                                              Small Cap
                                                          Opportunities Fund
                                                     ---------------------------
                                                         Portfolio Highlights
                                                              (Unaudited)

================================================================================
                              PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Roger Honour ...................................... Senior Portfolio Manager
Kathryn Peters............................................ Portfolio Manager
Andrew Pratt, CFA .........................................Portfolio Manager



================================================================================
                                FUND PERFORMANCE
--------------------------------------------------------------------------------
                          Average annual total returns
                          for the period ended 6/30/99

                          Montgomery Variable Series:
                         Small Cap Opportunities Fund

Since inception (5/1/98) ...........................................  (8.20)%
One year............................................................  (9.32)%



--------------------------------------------------------------------------------
                              Russell 2000 Index/1/

Since 4/30/98 ......................................................  (3.24)%
One year............................................................   1.50%


--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

/1/The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.



================================================================================
                                TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Kronos, Inc. ..........................................................  5.5%
Acxiom Corporation.....................................................  5.3%
Comverse Technology, Inc...............................................  4.7%
U.S. Freightways Corporation ..........................................  3.8%
TJ International, Inc. ................................................  3.7%
Tetra Technologies, Inc................................................  3.7%
Metro Networks, Inc....................................................  3.3%
Men's Warehouse, Inc. (The)............................................  2.6%
Kaufman & Broad Home Corporation ......................................  2.5%
Ferro Corporation .....................................................  2.4%



================================================================================
                              TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Office/Plant Automation ...............................................  5.5%
EDP Services...........................................................  5.3%
Telecommunications Equipment...........................................  4.7%
Diversified Commercial Services .......................................  3.8%
Trucking...............................................................  3.8%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

-------------------
    Montgomery
 Variable Series
-------------------
     Small Cap
Opportunities Fund
-------------------

PORTFOLIO INVESTMENTS

June 30, 1999 (Unaudited)

  Shares                                                         Value (Note 1)

COMMON STOCKS - 64.7%

Advertising - 2.0%
       600  TMP Worldwide, Inc.+.................................     $   38,213

Broadcasting - 3.3%
     1,200  Metro Networks, Inc.+................................         63,975

Building Products - 3.7%
     2,300  TJ International, Inc. ..............................         71,012

Clothing/Shoe/Accessory Stores - 2.6%
     1,950  Men's Wearhouse, Inc. (The)+.........................         50,091

Computer Software - 1.1%
       400  Synopsys, Inc.+......................................         22,063

Construction/Agriculture Equipment/Trucks - 2.3%
     1,050  Manitowoc Company, Inc. .............................         43,706

Containers/Packaging - 3.3%
       700  Aptar Group, Inc. ...................................         21,000
     1,900  Ivex Packaging Corporation+..........................         41,800
                                                                      ----------
                                                                          62,800
Diversified Commercial Services - 3.8%
       400  Catalina Marketing Corporation+......................         36,800
     3,750  HA-LO Industries, Inc.+..............................         37,031
                                                                      ----------
                                                                          73,831
EDP Services - 5.3%
     4,100  Acxiom Corporation+..................................        102,372

Environmental Services - 3.7%
     4,250  Tetra Technologies, Inc.+............................         70,656

Homebuilding - 3.6%
     1,200  Champion Enterprises, Inc.+..........................         22,350
     1,900  Kaufman & Broad Home Corporation ....................         47,263
                                                                      ----------
                                                                          69,613
Investment Bankers/Brokers/Services - 1.3%
       900  Waddell & Reed Financial, Inc., Class A .............         24,694

Office/Plant Automation - 5.5%
     2,400  Kronos, Inc.+........................................        106,950

Other Consumer Services - 2.6%
     1,500  Education Management Corporation+....................         31,078
     1,050  Regis Corporation ...................................         20,114
                                                                      ----------
                                                                          51,192
Package Goods/Cosmetics - 1.7%
     2,100  Playtex Products, Inc.+..............................         32,681

Paints/Coatings - 2.4%
     1,700  Ferro Corporation ...................................         46,750

Printing/Forms - 2.5%
     1,000  Big Flower Holdings, Inc.+...........................         31,875
       600  World Color Press, Inc.+.............................         16,500
                                                                      ----------
                                                                          48,375
Recreational Products/Toys - 1.4%
       800  Action Performance Companies, Inc.+..................         26,375

Savings and Loan Associations - 1.8%
     1,500  Commercial Federal Corporation ......................         34,781

Semiconductors - 2.3%
     3,000  Actel Corporation+...................................         43,875

Telecommunications Equipment - 4.7%
     1,200  Comverse Technology, Inc.+...........................         90,525

Trucking - 3.8%
     1,600  U.S. Freightways Corporation ........................         73,650

TOTAL COMMON STOCKS
(Cost $1,064,412) ...............................................      1,248,180
                                                                      ----------

  Principal Amount

REPURCHASE AGREEMENTS - 38.2%
$     368,000 Agreement with Prudential Securities, Tri-Party,
              5.100% dated 06/30/99, to be repurchased at $368,051 on
              07/01/99, collateralized by $375,361 market value of
              U.S. government and mortgage-backed securities, having
              various maturities and interest rates..............        368,000

      368,000 Agreement with Paine Webber, Tri-Party, 5.050% dated
              06/30/99, to be repurchased at $368,051 on 07/01/99,
              collateralized by $368,732 market value of U.S.
              government and mortgage-backed securities, having
              various maturities and interest rates..............        368,000

TOTAL REPURCHASE AGREEMENTS
(Cost $736,000)..................................................        736,000
                                                                      ----------
TOTAL INVESTMENTS - 102.9%
(Cost $1,800,412*)...............................................      1,984,180

OTHER ASSETS AND LIABILITIES - (2.9)% ...........................       (56,045)
                                                                      ----------

NET ASSETS -  100.0% ............................................     $1,928,135
                                                                      ==========

* Aggregate cost for federal tax purposes is substantially the same. + Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

                                                    ----------------------
                                                           Montgomery
                                                        Variable Series
                                                    ----------------------
                                                          Statement of
                                                    Assets and Liabilities
                                                    ----------------------
                                                    J u n e  3 0, 1 9 9 9
                                                          (Unaudited)


Assets:                                            Small Cap Opportunities Fund
--------------------------------------------------------------------------------
Investments in securities, at value (note 1)
     Securities ..................................................    1,248,180
     Repurchase agreements .......................................      736,000
                                                                    ------------
Total Investments ................................................    1,984,180
Cash .............................................................          183
Receivables:
     Investment securities sold ..................................      738,000
     Dividends ...................................................          373
     Interest ....................................................          102
Other assets .....................................................       38,869
                                                                    ------------
Total Assets .....................................................    2,761,707
                                                                    ------------

Liabilities:
--------------------------------------------------------------------------------
Payables:
     Investments purchased .......................................      736,000
     Management fees .............................................       69,706
     Trustees' fees and expenses .................................        5,453
     Custodian fees ..............................................        2,128
     Transfer agency and servicing fees ..........................        1,095
     Accounting fees .............................................          893
     Other accrued liabilities and expenses ......................       18,297
                                                                    ------------
Total Liabilities ................................................      833,572
                                                                    ------------
Net Assets .......................................................  $ 1,928,135
                                                                    ------------
Investments at identified cost ...................................  $ 1,800,412


Net Assets Consist of:
--------------------------------------------------------------------------------
Accumulated net investment loss ..................................  $    (9,204)
Accumulated net realized gain/(loss) on securities ...............     (358,467)
Net unrealized appreciation of investments .......................      183,768
Shares of beneficial interest ....................................        2,131
Additional paid-in capital .......................................    2,109,907
                                                                    ------------
Net Assets .......................................................  $ 1,928,135

Net Assets:
--------------------------------------------------------------------------------
Net assets .......................................................  $ 1,928,135
Number of Fund shares outstanding ................................      213,125
                                                                    ------------
Net asset value, offering and redemption price per
share outstanding. ...............................................  $      9.05
                                                                    ------------


                                                                               3
The accompanying notes are an integral part of these financial statements.

------------------------------
        Montgomery
      Variable Series
------------------------------
   Statement of Operations
------------------------------
Six Months Ended June 30, 1999
        (Unaudited)


Net Investment Income:                              Small Cap Opportunities Fund
--------------------------------------------------------------------------------
Investment Income:
Interest .........................................................  $   9,997
Dividends ........................................................      2,196
                                                                    ---------
Total Income .....................................................     12,193
                                                                    ---------

Expenses:
Management fee (note 2) ..........................................     11,145
Legal and audit fees .............................................      9,480
Trustees' fees ...................................................      4,803
Custodian fee ....................................................      2,715
Other ............................................................      2,673
Transfer agency and servicing fees ...............................      2,099
Printing fees ....................................................      1,175
Accounting expenses ..............................................        659
Registration fees ................................................        574
                                                                    ---------
Total Expenses ...................................................     35,323
Fees deferred and/or expenses absorbed by Manager (note 2) .......    (21,452)
                                                                    ---------
Net Expenses .....................................................     13,871
                                                                    ---------
Net Investment Income/(Loss) .....................................     (1,678)
                                                                    ---------

Net Realized and Unrealized Gain/(Loss) on Investments:
--------------------------------------------------------------------------------
Net realized gain/(loss) from securities transactions ............   (140,750)

Net change in unrealized appreciation/depreciation of investments      94,307

Net Realized and Unrealized Gain/(Loss) on Investments ...........    (46,443)
                                                                    ---------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..  $ (48,121)
                                                                    ---------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                                   Montgomery
                                                                 Variable Series
                                                           ---------------------
                                                                Statement of
                                                           Changes in Net Assets
                                                           ---------------------
                                                                (Unaudited)


                                                                                                     Small Cap Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Six Months
                                                                                                          Ended        Period Ended
Increase/(Decrease) in Net Assets from Operations:                                                       6/30/99        12/31/98(a)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) ...................................................................      $    (1,678)      $    (7,526)
Net realized gain/(loss) on securities .........................................................         (140,750)         (217,717)
Net unrealized appreciation/(depreciation) of securities .......................................           94,307            89,461
                                                                                                      ------------      ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ................................          (48,121)         (135,782)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4) .........................           30,653            81,385
                                                                                                      ------------      ------------
Net Increase/(Decrease) in Net Assets ..........................................................          (17,468)          (54,397)

Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Period ............................................................................      $ 1,945,603       $ 2,000,000
End of Period ..................................................................................      $ 1,928,135       $ 1,945,603
Accumulated Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..............      $    (9,204)      $    (7,526)

(a)Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998.

                                                                               5
The accompanying notes are an integral part of these financial statements.

----------------------
     Montgomery
   Variable Series
----------------------
Financial Highlights
----------------------

                                                                                              Small Cap Opportunities Fund

Selected Per-Share Data for the Year or Period Ended:                                   6/30/99       Fiscal Year Ended December31,
                                                                                                      -----------------------------
                                                                                      (Unaudited)                1998(a)
Net Asset Value -- Beginning of Period                                                 $    9.28              $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                               (0.01)                 (0.04)
Net realized and unrealized gain/(loss) on investments                                     (0.22)                 (0.68)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations                 (0.23)                 (0.72)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                                       $    9.05              $    9.28
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                                                              (2.48)%                (7.20)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                                      $   1,928              $   1,946
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                                (0.18)%+               (0.64)%+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager                        $   (0.11)             $   (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       18%                    82%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                            1.50%+                 1.50%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and tax expense        3.80%+                 3.71%+
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                              --                      --
------------------------------------------------------------------------------------------------------------------------------------

(a) Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998.
*    Total return represents aggregate total return for the periods indicated.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

                                                        -----------------------
                                                             The Montgomery
                                                                Funds III
                                                        -----------------------
                                                                 Notes
                                                        -----------------------
                                                        to Financial Statements
                                                               (Unaudited)

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1998, the Trust had three series: the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series:
Emerging Markets Fund, and the Montgomery Variable Series: Small Cap Opportunities Fund. Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998, with an initial funding of $2,000,000 and 200,000 shares. Information presented in these financial statements pertains to the Montgomery Variable Series: Small Cap Opportunities Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
Emerging Markets Fund are presented under separate covers.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean of the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

c. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

d. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on accrual basis.

e. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

------------------------
     The Montgomery
       Funds III
------------------------
        Notes
------------------------
to Financial Statements
      (Unaudited)

f. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:

              First                Next                 Over
          $200 Million         $300 Million         $500 Million
          ------------         ------------         ------------

             1.20%                 1.10%                1.00%


Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.50% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term.

For the six-month period ended June 30, 1999, the Manager deferred fees of $11,145 and absorbed fees of $10,307 during the year ended December 31, 1998. The recouped fees are included in current-year management fee expenses and are part of the annual rates expressed above. As of June 30, 1999, the deferred management fees and absorbed expenses subject to recoupment are $47,509.

b. Certain officers and Trustees of the Trust are, with respect to the Trust's Managers, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds III).

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1999, were $1,004,737 and $828,136, respectively.

b. At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $247,896 and $64,128, respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Montgomery Variable Series: Small Cap Opportunities Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro-rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six-month period ended June 30, 1999, there were no borrowings under this agreement.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:

                                         Six-Month Period End
                                               6/30/99         Year Ended 12/31/98
                                             (Unaudited)
                                         Shares     Amount     Shares     Amount
----------------------------------------------------------------------------------
Sold                                      9,287   $  82,641    13,660  $114,412
Issued as reinvestment of dividends          --          --        --        --
Redeemed                                 (5,910)    (51,988)   (3,912)  (33,027)
---------------------------------------------------------------------------------
Net increase/(decrease)                   3,377   $  30,653     9,748  $ 81,385
---------------------------------------------------------------------------------

At Decemeber 31, 1998, shareholders of the Fund with ownership of 10% or greater included one shareholder, comprising ownership of 100% of the total aggregate shares outstanding.

[GRAPHIC APPEARS HERE]
Invest wisely(R)

THE MONTGOMERY FUNDS(TM)
101 California Street
San Francisco, CA 94111-9361